Parent Company - Summary of Condensed Statements of Comprehensive Income (Details) ₩ / shares in Units, $ / shares in Units, $ in Thousands, ₩ in Millions		12 Months Ended
		Dec. 31, 2024 KRW (₩) ₩ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 KRW (₩) ₩ / shares	Dec. 31, 2022 KRW (₩) ₩ / shares
Dividends
Others	[1]	₩ (1,121,479)		₩ (1,040,424)	₩ (736,112)
Operating income		4,255,190	$ 2,879,020	3,499,029	4,430,524
Net income before income tax expense		4,222,847	2,857,136	3,517,453	4,547,570
Income tax income(loss)		1,051,378	711,352	890,559	1,178,496
Net income		3,171,469	2,145,784	2,626,894	3,369,074
Other comprehensive income(loss), net of tax		382,719	258,944	663,537	(239,819)
Total comprehensive income		₩ 3,554,188	$ 2,404,728	₩ 3,290,431	₩ 3,129,255
Basic earnings per share | (per share)		₩ 3,950	$ 2,673	₩ 3,230	₩ 4,251
Diluted earnings per share | (per share)		₩ 3,950	$ 2,673	₩ 3,230	₩ 4,251
Parent company
Interest income
Bank subsidiaries		₩ 51,778		₩ 63,806	₩ 25,614
Other		0		786	0
Dividends
Bank subsidiaries		1,131,996		1,372,572	1,175,672
Non-bank subsidiaries		76,526		110,384	96,721
Others		(136,999)		(122,878)	(112,380)
Operating income		1,123,301		1,424,670	1,185,627
Non-operating loss		(147)		(1,043)	(1,363)
Net income before income tax expense		1,123,154		1,423,627	1,184,264
Income tax income(loss)		178		881	(1,015)
Net income		1,123,332		1,424,508	1,183,249
Other comprehensive income(loss), net of tax		9,138		18,916	(22,312)
Total comprehensive income		₩ 1,132,470		₩ 1,443,424	₩ 1,160,937
Basic earnings per share | ₩ / shares		₩ 1,296		₩ 1,754	₩ 1,499
Diluted earnings per share | ₩ / shares		₩ 1,296		₩ 1,754	₩ 1,499

[1]	Other expense includes 14,664 million Won, 22,349 million Won and 28,509 million Won for intangible asset amortization cost for the years ended December 31, 2022, 2023 and 2024 respectively. In addition, it includes 388,895 million Won, 462,394 million Won and 587,148 million Won for lease depreciation cost for the years ended December 31, 2022, 2023 and 2024, respectively.